Marketable Securities	12 Months Ended
Dec. 31, 2015
Marketable securities [Abstract]
Marketable securities

4.Marketable securities

In July 2013, the Company sold its remaining marketable securities held since 2011 realizing a gain of $89 which was reclassified from Accumulated other Comprehensive loss to the Consolidated Statement of Comprehensive income/(loss). At December 31, 2015 and 2014 there are no marketable securities.